Employee Benefit Plan, Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value Measurements [Line Items]
EBP, Fair value plan assets by level and hierarchy [Table Text Block]
The following tables sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024, respectively:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common collective trusts	$—	33,856,753,367	—	33,856,753,367
Mutual funds	1,798,785,402	—	—	1,798,785,402
Multi-manager funds:
Common collective trusts	—	9,815,903,665	—	9,815,903,665
Mutual funds	2,352,311,979	—	—	2,352,311,979
Total multi-manager funds	2,352,311,979	9,815,903,665	—	12,168,215,644
Stable Value Fund
Common collective trusts	—	127,950,637	—	127,950,637
Company common stock	11,995,367,786	—	—	11,995,367,786
Total investments at fair value	$16,146,465,167	43,800,607,669	—	59,947,072,836

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common collective trusts	$—	30,014,008,564	—	30,014,008,564
Mutual funds	1,578,497,672	—	—	1,578,497,672
Multi-manager funds:
Common collective trusts	—	9,175,446,613	—	9,175,446,613
Mutual funds	2,341,987,965	—	—	2,341,987,965
Total multi-manager funds	2,341,987,965	9,175,446,613	—	11,517,434,578
Stable Value Fund
Common collective trusts	—	121,310,346	—	121,310,346
Company common stock	10,218,099,891	—	—	10,218,099,891
Total investments at fair value	$14,138,585,528	39,310,765,523	—	53,449,351,051